Fair Value of Assets and Liabilities - Schedule of Class of Assets Measured at Fair Value (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Class of Assets Measured at Fair Value [Line Items]
Convertible promissory notes - Derivative	$ 6,756,516	$ 869,822
Level 1 [Member]
Schedule of Class of Assets Measured at Fair Value [Line Items]
Convertible promissory notes - Derivative
Level 2 [Member]
Schedule of Class of Assets Measured at Fair Value [Line Items]
Convertible promissory notes - Derivative
Level 3 [Member]
Schedule of Class of Assets Measured at Fair Value [Line Items]
Convertible promissory notes - Derivative	$ 6,756,516